Share-Based Compensation (Details) - Schedule of share-based compensation expenses related to grants under the equity incentive plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	$ 670	$ 810	$ 1,009
Research & development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	401	607	862
General & administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	$ 269	$ 203	$ 147